CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
REVENUE	$ 4,546	$ 593,712	$ 121,939	$ 1,195,921	$ 1,804,960	$ 4,303,296
COST OF SALES	3,791	454,839	69,726	927,125	1,378,413	3,481,673
GROSS PROFIT	755	138,873	52,213	268,796	426,547	821,623
RESEARCH AND DEVELOPMENT EXPENSES	447,165	184,024	938,303	391,014	1,257,872	570,514
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	1,622,941	1,003,504	2,543,492	1,692,950	4,181,687	2,508,846
OPERATING LOSS	(2,069,351)	(1,048,655)	(3,429,582)	(1,815,168)	(5,013,012)	(2,257,737)
OTHER INCOME (EXPENSE):
Interest expense	(1,301,674)	(400,201)	(2,981,164)	(409,327)	(2,945,312)	(1,195,329)
Other income	40,512	6,618	65,220	13,054	(9,561)	25,160
Gain on debt settlements	0	0	0	0	355,569	170,309
Total other (expense), net	(1,261,162)	(393,583)	(2,915,944)	(396,273)	(2,599,304)	(999,860)
LOSS BEFORE INCOME TAXES	(3,330,513)	(1,442,238)	(6,345,526)	(2,211,441)	(7,612,316)	(3,257,597)
Income taxes - current provision	0	0	0	0	0	0
NET LOSS	$ (3,330,513)	$ (1,442,238)	$ (6,345,526)	$ (2,211,441)	$ (7,612,316)	$ (3,257,597)
Basic and diluted loss per share	$ (0.16)	$ (0.08)	$ (0.33)	$ (0.12)	$ (0.42)	$ (0.38)
Weighted average shares of common stock outstanding- basic and diluted	20,424,329	18,094,492	19,412,240	17,829,909	18,053,848	8,630,891